Submission	Nov. 11, 2025
Submission [Line Items]
Central Index Key	0000933972
Registrant Name	374WATER INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	374Water Inc.